Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets
	December 31, 2023	December 31, 2022
Gross carrying amount
Prepaid patented licenses	$728,205	$1,038,205
Computer software	223,858	223,858
	952,063	1,262,063

Less: accumulated amortization and impairment
Prepaid patented licenses	728,205	474,131
Computer software	76,511	35,227
	804,716	509,358

Intangible assets, net
Prepaid patented licenses	-	564,074
Computer software	147,347	188,631
Intangible assets, net	$147,347	$752,705

Schedule of Amortization Expense Related to its Finite-Lived Intangible Assets	The Group expects amortization expense related to its finite-lived intangible assets for the next five years and thereafter to be as follows as of December 31, 2023:
For the years ending December 31,	Amount
2024	$38,438
2025	38,439
2026	38,439
2027	32,031
Total	$147,347